Annual Total Returns [BarChart] - SSGA Growth and Income ETF Portfolio - Class A	Apr. 30, 2021
Bar Chart Table:
Annual Return 2011	1.28%
Annual Return 2012	13.11%
Annual Return 2013	13.22%
Annual Return 2014	6.14%
Annual Return 2015	(1.77%)
Annual Return 2016	6.03%
Annual Return 2017	16.21%
Annual Return 2018	(6.29%)
Annual Return 2019	19.88%
Annual Return 2020	10.14%